Consolidated Statements of Net Income/(Loss) and Comprehensive Income/(Loss) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Expenses
Sales and marketing	$ 483,530	$ 80,603	$ 7,029
Research and development	342,168	954,593	1,608,895
General and administrative	1,209,847	557,904	366,435
Professional and consulting fees	1,623,209	1,158,484	1,252,510
Loss before other items	(3,658,754)	(2,751,584)	(3,234,869)
Other items
Other income		879,344
Depreciation	(4,268)	(240)
Interest income	95,787	2,134	1,554
Interest expense	(9,270)	(52,941)
Foreign exchange (loss)/gain	(7,317)	(2,695)	26,912
Listing expense		(41,481,605)
Transaction expense		(2,461,025)
Gain on debt settlement		281,500
Fair value gain/(loss) on convertible note	3,357,628	(5,157,397)
Fair value gain/(loss) on warrant liability	694,516	(306,250)
Fair value gain/(loss) on promissory notes	705,565	(108,288)
Fair value loss on warrant exchange	(185,064)
Fair value gain on investment in Psyence Labs Ltd	22,967
NET INCOME/(LOSS)	1,011,790	(51,159,048)	(3,206,403)
Other comprehensive income/(loss)
Foreign exchange gain/(loss) on translation	(9,859)	3,715	(89,828)
Other comprehensive income		191,982
TOTAL COMPREHENSIVE INCOME/(LOSS)	$ 1,001,931	$ (50,963,351)	$ (3,296,231)
Income/(Loss) per share - basic (in Dollars per share)	$ 5.24	$ (4,674.25)	$ (394.06)
Income/(Loss) per share - diluted (in Dollars per share)	$ 5.24	$ (4,674.25)	$ (394.06)
Weighted average number of outstanding shares - basic (in Shares)	193,043	10,903	8,365
Weighted average number of outstanding shares - diluted (in Shares)	193,043	10,903	8,365